ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS AND NOTES RECEIVABLE, NET

NOTE 4. ACCOUNTS AND NOTES RECEIVABLE,  NET

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Accounts receivable	3,240	9,798
Less: allowance for doubtful accounts	-	(456)
Accounts receivable, net	3,240	9,342
Notes receivable	-	76
Total accounts and notes receivable	3,240	9,418

An analysis of allowance for the doubtful accounts is as follows:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Balance at the beginning of the year	(456)	(49)
Bad debt expense	-	(418)
Write offs	456	11
Balance at the end of the year	-	(456)

For the year ended September 30, 2012, the Company has directly written off a balance of US$4,947,954 accounts receivable and charged to bad debt expenses due to that these accounts receivable were non-collectible.

There was no notes receivable for the year ended September 30, 2012. The details of notes receivable for the year ended September 30, 2011 consisted of the following:

Client Name	Amount US$(’000)	Due Date

Jiaozuo Hengyi Industry and Trading Company	31	January 13, 2012
Shilin Luohe Metallurgy Facility Co., Ltd.	31	December 13, 2011
Shanxi Tongzhou Coal and Coke Group	14	November 30, 2011
Total	76

As of September 30, 2012 and September 30, 2011, all accounts and notes receivable were due from third party customers.

Any additions, deductions and amounts recovered of the Company's allowance for doubtful accounts are recorded within general and administration expenses for the respective periods.